Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments to Extend Credit [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	$ 22,515	$ 25,263